Basic and Diluted Net Loss Per Share	6 Months Ended
Jun. 30, 2024
Basic and Diluted Net Loss Per Share [Abstract]
BASIC AND DILUTED NET LOSS PER SHARE

NOTE 10:- BASIC AND DILUTED NET LOSS PER SHARE

The following table sets forth the computation of the Company’s basic and diluted net loss per Ordinary share:

	Six months ended June 30,
	2023	2024
	Unaudited
Numerator:
Net loss	$16,880	$15,350
Denominator:
Weighted-average shares used in computing net loss per Ordinary share, basic and diluted	69,262,381	69,789,717

Net loss per Ordinary share, basic and diluted	$0.24	$0.22

For the six months ended June 30, 2023 and 2024, all outstanding options and warrants have been excluded from the calculation of the diluted net loss per share since their effect was anti-dilutive. As of June 30, 2023, and 2024 the total weighted average number of shares related to outstanding options and warrants excluded from the calculations of diluted net loss per share were 30,556,667 and 33,471,100, respectively.